Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives
The estimated useful lives are as follows:

	%	Mainly %
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	4	4
Photovoltaic plants in Italy	5	5
Anaerobic digestion plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7